Employee Benefit Plans - ABO and PBO in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans with ABO in Excess of Plan Assets, PBO	$ 0	$ 0
Plans with ABO in Excess of Plan Assets, ABO	0	0
Plans with ABO in Excess of Plan Assets, Fair Value of Plan Assets	0	0
Plans with PBO in Excess of Plan Assets, PBO	6,624	0
Plans with PBO in Excess of Plan Assets, Fair Value of Plan Assets	6,557	0
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans with ABO in Excess of Plan Assets, PBO	732	477
Plans with ABO in Excess of Plan Assets, ABO	698	466
Plans with ABO in Excess of Plan Assets, Fair Value of Plan Assets	428	259
Plans with PBO in Excess of Plan Assets, PBO	732	642
Plans with PBO in Excess of Plan Assets, Fair Value of Plan Assets	428	384
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans with ABO in Excess of Plan Assets, PBO	1,174	1,200
Plans with ABO in Excess of Plan Assets, ABO	1,173	1,199
Plans with ABO in Excess of Plan Assets, Fair Value of Plan Assets	2	2
Plans with PBO in Excess of Plan Assets, PBO	1,174	1,200
Plans with PBO in Excess of Plan Assets, Fair Value of Plan Assets	$ 2	$ 2